Earnings per share (Tables)	6 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings Per Share Basic and Diluted
For the Three Months Ended 31 December 2024

	Three months ended	Three months ended
	31 Dec 2024	31 Dec 2023
	US$'000	US$'000

Profit/(loss) after income tax	18,878	(5,228)

	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	210,470,186	72,665,044

Weighted average number of ordinary shares used in calculating diluted earnings per share	221,031,697	72,665,044

	US$	US$
Basic earnings per share	0.09	(0.07)
Diluted earnings per share	0.09	(0.07)

For the Six Months Ended 31 December2024

	Six months ended	Six months ended
	31 Dec 2024	31 Dec 2023
	US$'000	US$'000

Loss after income tax	(32,825)	(10,527)

	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	199,866,316	70,074,566

Weighted average number of ordinary shares used in calculating diluted earnings per share	199,866,316	70,074,566

	US$	US$
Basic earnings per share	(0.16)	(0.15)
Diluted earnings per share	(0.16)	(0.15)